Convertible Notes (Details) - Schedule of measurement include the probabilities of a qualified, non-qualified financing - SoundHound, Inc. [Member]	12 Months Ended
Dec. 31, 2020
May Note [Member]
Convertible Notes (Details) - Schedule of measurement include the probabilities of a qualified, non-qualified financing [Line Items]
Term (years)	2 months 15 days
Discount rate	8.16%
Probability of financing	90.00%
May Note [Member] | August 2020 [Member]
Convertible Notes (Details) - Schedule of measurement include the probabilities of a qualified, non-qualified financing [Line Items]
Term (years)
Discount rate
Probability of financing	100.00%
June Note [Member]
Convertible Notes (Details) - Schedule of measurement include the probabilities of a qualified, non-qualified financing [Line Items]
Term (years)	3 months 3 days
Discount rate	6.78%
Probability of financing	90.00%
June Note [Member] | December 2020 [Member]
Convertible Notes (Details) - Schedule of measurement include the probabilities of a qualified, non-qualified financing [Line Items]
Term (years)	1 month 17 days
Discount rate	4.34%
Probability of financing	65.00%